Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements (Details) - Fair value, measurements, nonrecurring - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 12	$ 32	$ 20
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 399	$ 368	$ 40